BENEFIT PLANS (Details 8) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,393)
Recognized actuarial loss	1,691
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	12
Recognized actuarial loss	¥ 1,240